RECEIVABLES, REPAYMENTS AND OTHER ASSETS - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Trade receivables, other than related parties	$ 851	$ 824
Other receivables	285	497
Unbilled accounts receivable	33	24	$ 43
Receivables from government grants	50	52
Receivables from related parties	10	11
Derivative assets	67	79
Current prepayments and other current assets	1,296	1,487
Non-current:
Advances to suppliers	230	235
Other	26	46
Total	$ 256	$ 281